September 8, 2014
Via EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE: Principal Funds, Inc. (the "Fund") File Nos. 033-59474, 811-07572
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the Fund certifies the forms of Prospectus and Statement of Additional Information that would have been filed under 1933 Act Rule 497(b) or (c) regarding LargeCap Growth Fund I (Class P) and MidCap Value Fund III (Classes A and P)would not have differed from that contained in the Fund's most recent post-effective amendment to its registration statement on Form N-1A. That post-effective amendment (#145) was filed electronically with the Securities and Exchange Commission on August 28, 2014 (Accession # 0000898745-14-000787).
If you have any questions regarding this filing, please call me at 515-235-1209 or Jennifer Mills at 515-235-9154.

Very truly yours,

/s/ Britney Schnathorst
Britney Schnathorst
Assistant Counsel
Principal Funds, Inc.